Net Profit (Loss) Per Share (Details) - Schedule of basic and diluted net profit (loss) per share (Parentheticals) - Moringa Acquisition Corp [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Class A Ordinary Shares [Member]
Net Profit (Loss) Per Share (Details) - Schedule of basic and diluted net profit (loss) per share (Parentheticals) [Line Items]
Basic and diluted net profit (loss) per Class A ordinary share subject to possible redemption (in Dollars per share)	$ 0.01	$ (0.01)	$ (0.01)	$ (0.03)
Class A and B Ordinary Shares [Member]
Net Profit (Loss) Per Share (Details) - Schedule of basic and diluted net profit (loss) per share (Parentheticals) [Line Items]
Basic and diluted net loss per non-redeemable Class A and B ordinary share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)